UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06499

Name of Fund: BlackRock MuniYield California Fund, Inc. (MYC)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
MuniYield California Fund, Inc., 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2010

Date of reporting period: 10/31/2009

Item 1 – Schedule of Investments

BlackRock MuniYield California Fund, Inc. (MYC)
Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
California - 110.5%
Corporate - 1.5%	California Pollution Control Financing Authority, RB, Waste
	Management Inc. Project, Series C, AMT, 6.75%, 12/01/27	$ 3,300	$ 3,395,370
	City of Chula Vista, California, RB, San Diego Gas,
	Series A, 5.88%, 2/15/34	975	1,051,625
			4,446,995
County/City/Special District/School	Arcata Joint Powers Financing Authority, California, TAN,
District - 37.9%	Community Development Project Loan, Series A
	(AMBAC), 6.00%, 8/01/23	2,520	2,520,504
	California State Department of Water Resources, Refunding
	RB, Water System, Series AF, 5.00%, 12/01/29	2,500	2,636,150
	City of Los Angeles, California, COP, Senior, Sonnenblick
	Del Rio West Los Angeles (AMBAC), 6.20%, 11/01/31	2,000	2,042,420
	City of Los Angeles, California, Refunding RB,
	Series A, 5.00%, 6/01/39	9,870	10,134,319
El Monte Union High School District, California, GO,
	Election of 2002, Series C (FSA), 5.25%, 6/01/32	10,120	10,294,368
Fontana Unified School District, California, GO, Series A
	(FSA), 5.25%, 8/01/28	7,000	7,170,730
Grant Joint Union High School District, California, GO,
	Election of 2006 (FSA), 5.00%, 8/01/29	9,390	9,496,107
	Hayward Unified School District, California, GO, Election
	of 2008, 5.25%, 8/01/29	5,395	5,561,436
Marin Community College District, GO, Election of 2004,
	Series A (MBIA), 5.00%, 8/01/28	5,885	6,083,501
	Modesto Irrigation District, COP, Series B, 5.50%, 7/01/35	3,300	3,476,385
Morgan Hill Unified School District, California, GO, CAB
	(FGIC), 5.06%, 8/01/26 (a)(b)	7,570	3,568,422
Murrieta Valley Unified School District Public Financing
	Authority, Special Tax, Series A (AGC), 5.13%, 9/01/26	6,675	6,949,610
Oak Grove School District, California, GO, Election of
	2008, Series A, 5.50%, 8/01/33	4,000	4,250,960
Orange County Sanitation District, COP (MBIA), 5.00%,
	2/01/33	5,250	5,315,835
	Pico Rivera Public Financing Authority, RB, 5.50%, 9/01/31	1,500	1,515,780
	Pico Rivera Public Financing Authority, RB, 5.75%, 9/01/39	4,365	4,441,038
	Pittsburg Redevelopment Agency, TAN, Refunding,
Subordinate, Los Medanos Community Project, Series A,
	6.50%, 9/01/28	2,500	2,700,100
	San Diego Regional Building Authority, California, RB, County
	Operations Center & Annex, Series A, 5.38%,
	2/01/36	3,200	3,297,312
Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list.

AGC	American Capital Access Corp.	GNMA	Government National Mortgage Association
AMBAC	American Municipal Bond Assurance Corp.	GO	General Obligation Bonds
AMT	Alternative Minimum Tax (subject to)	MBIA	Municipal Bond
CAB	Capital Appreciation Bonds
COP	Certificates of Participation	RB	Revenue Bonds
FGIC	Financial Guaranty Insurance Co.	TAN	Tax Anticipation Notes
FSA	Financial Security Assurance Inc.

BlackRock MuniYield California Fund, Inc. (MYC)
Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	San Francisco Bay Area Transit Financing Authority,
	Refunding RB, Series A (MBIA), 5.00%, 7/01/34	$ 5,430	$ 5,496,409
	San Jose Evergreen Community College District, California,
	GO, CAB, Election of 2004, Series A
	(MBIA), 5.12%, 9/01/23 (b)	10,005	4,690,944
	San Juan Unified School District, California, GO, Election
	of 2002 (MBIA), 5.00%, 8/01/28	5,000	5,011,500
Santa Cruz County Redevelopment Agency, California,
	TAN, Live Oak, Soquel Community Improvement,
	Series A, 6.63%, 9/01/29	1,000	1,058,010
Santa Cruz County Redevelopment Agency, California,
	TAN, Live Oak, Soquel Community Improvement,
	Series A, 7.00%, 9/01/36	500	530,585
	Vacaville Unified School District, California, GO, Election
	of 2001 (MBIA), 5.00%, 8/01/30	4,745	4,708,321
	Ventura Unified School District, California, GO, Election of
	1997, Series H (FSA), 5.13%, 8/01/34	1,000	1,014,440
Westminster Redevelopment Agency, California, TAN,
Subordinate, Commercial Redevelopment Project No. 1
	(AGC), 6.25%, 11/01/39	1,250	1,425,400
			115,390,586
Education - 6.7%	California Infrastructure & Economic Development Bank, RB,
	J. David Gladstone Institute Project, 5.50%, 10/01/22	4,990	5,087,954
	California State University, RB, Systemwide,
	Series A, 5.25%, 11/01/34	1,500	1,500,000
	California State University, RB, Systemwide,
	Series A, 5.50%, 11/01/39	2,725	2,755,547
University of California, RB, Limited Project, Series D
	(MBIA), 5.00%, 5/15/32	2,500	2,520,250
	University of California, RB, Series L, 5.00%, 5/15/36	8,500	8,649,345
			20,513,096
Health - 18.8%	ABAG Finance Authority for Nonprofit Corp., RB, California
	Revenue Sharp Healthcare, 6.38%, 8/01/34	1,750	1,836,187
	ABAG Finance Authority for Nonprofit Corp., RB, Redwood
	Senior Homes & Services, 6.00%, 11/15/22	1,730	1,728,391
	California Health Facilities Financing Authority, California,
	RB, Catholic Healthcare West, Series A, 6.00%, 7/01/39	10,000	10,454,100
	California Health Facilities Financing Authority, California,
	RB, Saint Joseph Health System, Series A, 5.50%, 7/01/29	2,000	2,069,580
	California Health Facilities Financing Authority, RB,
	Catholic Healthcare West, Series E, 5.63%, 7/01/25 (c)	6,000	6,190,920
	California Statewide Communities Development Authority,
COP, John Muir, Mt Diablo Health System (MBIA), 5.13%,
	8/15/22	4,000	4,001,800
	California Statewide Communities Development Authority,
	RB, Catholic Healthcare West, Series D, 5.50%, 7/01/31	5,000	5,049,400
	California Statewide Communities Development Authority,
	RB, Health Facilities, Memorial Health Services,
	Series A, 6.00%, 10/01/23	3,270	3,389,126
	California Statewide Communities Development Authority,
	RB, Health Facilities, Memorial Health Services,
	Series A, 5.50%, 10/01/33	3,000	3,018,390

BlackRock MuniYield California Fund, Inc. (MYC)
Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	California Statewide Communities Development Authority,
	RB, Senior Living Southern California, 6.25%, 11/15/19	$ 500	$ 530,210
	California Statewide Communities Development Authority,
	RB, Senior Living Southern California Presbyterian
	Homes, 6.63%, 11/15/24	650	687,323
	California Statewide Communities Development Authority,
	RB, Senior Living Southern California Presbyterian
	Homes, 7.00%, 11/15/29	500	537,285
	California Statewide Communities Development Authority,
	RB, Senior Living Southern California Presbyterian
	Homes, 7.25%, 11/15/41	1,750	1,876,298
	California Statewide Communities Development Authority,
	RB, Kaiser, Series C, 5.25%, 8/01/31 (d)	6,975	6,815,273
	California Statewide Communities Development Authority,
	Series C, 5.75%, 7/01/47	7,525	7,758,877
City of Torrance, California, RB, Torrance Memorial
	Medical Center, Series A, 6.00%, 6/01/22	1,310	1,348,252
			57,291,412
Housing - 1.2%	California Rural Home Mortgage Finance Authority, California,
RB, Mortgage Backed Securities Program, Series B, AMT
	(GNMA), 6.15%, 6/01/20	25	25,128
	California Rural Home Mortgage Finance Authority,
	California, RB, Sub-Series FH-1, AMT, 5.50%, 8/01/47	415	230,972
	Santa Clara County Housing Authority, California, RB, John
	Burns Gardens Apartments Project, Series A, AMT, 6.00%,
	8/01/41	3,500	3,542,805
			3,798,905
State - 6.6%	California State Public Works Board, RB, Department
	Development Services, Porterville, Series C, 6.25%,
	4/01/34	1,100	1,141,129
California State Public Works Board, RB, Department
Education, Riverside Campus Project, Series B, 6.50%,
	4/01/34	10,000	10,911,300
	State of California, GO, 5.50%, 8/01/30	2,500	2,523,975
	State of California, GO, Various Purpose, 6.50%, 4/01/33	5,000	5,526,050
			20,102,454
Transportation - 2.7%	City of San Jose, California, RB, Series D (MBIA), 5.00%,
	3/01/28	4,115	4,037,268
	County of Orange, California, RB, Series B, 5.75%, 7/01/34	3,000	3,227,640
	County of Sacramento, California, RB, Senior
	Series B, 5.75%, 7/01/39	900	963,612
			8,228,520
Utilities - 35.1%	Anaheim Public Financing Authority, California, RB, Electric
System Distribution Facilities, Series A (FSA), 5.00%,
	10/01/31	5,000	5,049,800
	California Infrastructure & Economic Development Bank, RB,
	California Independent System Operator,
	Series A, 6.25%, 2/01/39	2,170	2,303,932
California State Department of Water Resources, RB,
	Central Valley Project, Series AE, 5.00%, 12/01/28	6,000	6,441,240
	California Statewide Communities Development Authority,
RB, Pooled Financing Program, Series C (FSA), 5.25%,
	10/01/28	2,380	2,419,460

BlackRock MuniYield California Fund, Inc. (MYC)
Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	Chino Basin Regional Financing Authority, California, RB,
Inland Empire Utility Agency, Series A (AMBAC), 5.00%,
	11/01/33	$ 4,015	$ 3,878,932
	City of Chula Vista, California, RB, 5.88%, 1/01/34	1,500	1,617,885
	Eastern Municipal Water District, California, COP,
	Series H, 5.00%, 7/01/35	7,540	7,613,440
Los Angeles Department of Water & Power, RB, Power
	System, Sub-Series A-1 (AMBAC), 5.00%, 7/01/37	15,100	15,358,663
Los Angeles Department of Water & Power, RB, System,
	Series A, 5.38%, 7/01/38	3,200	3,383,616
Los Angeles Department of Water & Power, RB, System,
	Sub-Series A-2 (FSA), 5.00%, 7/01/35	7,500	7,622,775
Metropolitan Water District of Southern California, RB,
	Authorization, Series C, 5.00%, 7/01/35	7,085	7,237,611
Metropolitan Water District of Southern California, RB,
	Series A (FSA), 5.00%, 7/01/30	1,000	1,032,290
Metropolitan Water District of Southern California, RB,
	Series A, 5.00%, 7/01/32	1,240	1,278,948
	Metropolitan Water District of Southern California,
	Refunding RB, Series B, 5.00%, 7/01/35	2,625	2,681,543
	Oxnard Financing Authority, RB, Redwood Trunk Sewer &
	Headworks, Series A (MBIA), 5.25%, 6/01/34	4,160	4,159,792
Sacramento Municipal Utility District, RB, Cosumnes
	Project (MBIA), 5.13%, 7/01/29	18,500	18,849,095
Sacramento Regional County Sanitation District, RB,
	County Sanitation District 1 (MBIA), 5.00%, 8/01/35	5,375	5,452,346
	San Diego Public Facilities Financing Authority, RB, Senior
	Series A, 5.38%, 5/15/34	1,900	1,943,358
	San Francisco City & County Public Utilities Commission,
	RB, Series A, 5.13%, 11/01/39	2,295	2,370,276
	Semitropic Improvement District, Refunding RB,
	Series A, 5.00%, 12/01/38	4,000	3,975,520
	Western Municipal Water District Facilities Authority, RB,
	Series B, 5.00%, 10/01/39	2,000	2,024,900
			106,695,422
	Total Municipal Bonds in California		336,467,390
Puerto Rico - 1.8%
County/City/Special District/School	Puerto Rico Sales Tax Financing Corp., RB, First
District - 1.8%	Sub-Series A, 6.50%, 8/01/44	5,000	5,407,500
	Total Municipal Bonds in Puerto Rico		5,407,500
	Total Municipal Bonds - 112.3%		341,874,890
	Municipal Bonds Transferred to
	Tender Option Bond Trusts (e)
California - 44.8%
County/City/Special District/School	Contra Costa Community College District, California,
District - 15.3%	GO, Election of 2002 (FSA), 5.00%, 8/01/30	10,210	10,438,704
	Fremont Unified School District Alameda County, California,
	GO, Election of 2002, Series B (FSA), 5.00%, 8/01/30	4,003	4,107,328
Los Angeles Community College District, California, GO,
	Election of 2003, Series E (FSA), 5.00%, 8/01/31	10,002	10,265,947
Los Angeles Community College District, California, GO,
	Election of 2008, Series A, 6.00%, 8/01/33	3,828	4,325,895

BlackRock MuniYield California Fund, Inc. (MYC)
Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
	Municipal Bonds Transferred to	Par
	Tender Option Bond Trusts (d)	(000)	Value
Peralta Community College District, California, GO,
	Election of 2000, Series D (FSA), 5.00%, 8/01/30	$ 1,995	$ 2,047,987
San Diego Community College District, California, GO,
	Election of 2002, 5.25%, 8/01/33	7,732	8,117,942
Sonoma County Junior College District, GO, Refunding,
	Election of 2002, Series B (FSA), 5.00%, 8/01/28	6,875	7,106,723
			46,410,526
Education - 17.5%	California Educational Facilities Authority, RB, University of
	Southern California, Series A, 5.25%, 10/01/39	13,845	14,590,000
California State University, RB, Systemwide, Series A
	(FSA), 5.00%, 11/01/39	4,840	4,793,923
Santa Clara County Financing Authority, Refunding RB,
	Lease, Series L, 5.25%, 5/15/36	10,001	10,463,182
University of California, RB, Limited Project, Series B
	(FSA), 5.00%, 5/15/33	8,490	8,527,441
	University of California, RB, Series L, 5.00%, 5/15/40	11,597	11,771,407
	University of California, RB, Series O, 5.75%, 5/15/34	2,805	3,102,021
			53,247,974
Transportation - 2.0%	San Francisco Bay Area Transit Financing Authority,
	Refunding RB, Series A (MBIA), 5.00%, 7/01/30	6,000	6,142,260
Utilities - 10.0%	Eastern Municipal Water District, California, Water and
	Sewer, COP, Series H, 5.00%, 7/01/33	4,748	4,810,967
Metropolitan Water District of Southern California, RB,
	Series A, 5.00%, 7/01/37	20,000	20,497,800
San Diego County Water Authority, COP, Series A (FSA),
	5.00%, 5/01/31	5,010	5,043,517
			30,352,284
	Total Municipal Bonds Transferred to
	Tender Option Bond Trusts - 44.8%		136,153,044
	Total Long-Term Investments
	(Cost - $473,299,400) - 157.1%		478,027,934
	Short-Term Securities	Shares
	CMA California Municipal Money Fund, 0.04% (f)(g)	8,307	8,307
	Total Short-Term Securities
	(Cost - $8,307) - 0.0%		8,307
	Total Investments (Cost - $473,307,707*) - 157.1%		478,036,241
	Other Assets Less Liabilities - 2.2%		6,616,383
	Liability for Trust Certificates, Including Interest
	Expense and Fees Payable - (24.5)%		(74,446,639)
	Preferred Shares, at Redemption Value - (34.8)%		(105,960,244)
	Net Assets Applicable to Common Shares - 100.0%	$ 304,245,741

* The cost and unrealized appreciation (depreciation) of investments as of October 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 398,728,665
Gross unrealized appreciation	$ 9,122,824
Gross unrealized depreciation	(4,191,258)
Net unrealized appreciation	$ 4,931,566

BlackRock MuniYield California Fund, Inc. (MYC)
Schedule of Investments October 31, 2009 (Unaudited)

(a) Security is collateralized by Municipal or US Treasury Obligations.
(b) Represents a zero-coupon bond. Rate shown reflects the effective yield as of report date.
(c) When-issued security.

Unrealized
	Market	Appreciation
Counterparty	Value	(Depreciation)
Citigroup NA	$ 6,190,920	-

(d) Variable rate security. Rate shown is as of report date.
(e) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
(f) Investments in companies considered to be an affiliate of the Fund, for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Net
Affiliate	Activity	Income
CMA California Municipal
Money Fund	$ (7,599,390)	$ 700

(g) Represents the current yield as of report date.

• Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 - price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of October 31, 2009 in determining the fair valuation of the Fund's investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1 - Short-Term Securities	$ 8,307
Level 2 - Long-Term Investments[1]	478,027,934
Level 3	-
Total	$ 478,036,241

1See above Schedule of Investments for values in each sector.

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule
30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities
Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule
30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company
Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield California Fund, Inc.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock MuniYield California Fund, Inc.

Date: December 18, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company
Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield California Fund, Inc.

Date: December 18, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield California Fund, Inc.

Date: December 18, 2009